BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized		300,000,000
Preferred Stock, Shares Outstanding	227,838,680	227,838,680
Preferred Stock, Shares Issued	227,838,680	227,838,680
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	4,500,000,000	4,500,000,000
Common Stock, Shares, Outstanding	17,411,217	16,510,563
Common Stock, Shares, Issued	17,411,217	16,510,563